Employee Benefit Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plan

(10) Employee benefit plan

The Company has a defined-contribution 401(k) plan for employees. Employees are eligible to participate in the plan beginning on the first day of the month following date of hire. Under the terms of the plan, employees may make voluntary contributions as a percentage of compensation and the Company has the option to make a discretionary match as determined by the Company’s Board of Directors, within prescribed limits. There were no employer contributions to the plan during the years ended December 31, 2018 or 2019.